Share-based compensation, Non-vested Share Awards (Details)	12 Months Ended			110 Months Ended
	Dec. 31, 2025 CHF (SFr) EquityInstruments	Dec. 31, 2024 CHF (SFr) EquityInstruments	Dec. 31, 2023 CHF (SFr) EquityInstruments	Dec. 31, 2025 CHF (SFr) EquityInstruments
Weighted Average grant date fair value [Abstract]
Expense charged against the income statement | SFr	SFr 4,400,000	SFr 5,500,000	SFr 4,400,000
Restricted share awards
Share-based payment arrangement [Abstract]
Number of non-vested share awards granted (in shares)	1,477,623	1,094,876	1,187,570
Number of non-vested shares [Abstract]
Non-vested at beginning of period	822,740	1,003,743	216,486
Forfeited during the period	(176,609)	(97,841)	(134,947)
Exercised during the period	(127,537)	(99,018)	(55,503)
Cancelled during the period	(34,612)
Granted during the period	1,477,623	1,094,876	1,187,570
Vested during the period	(1,309,210)	(1,064,554)	(265,366)
Non-vested at end of period	763,816	822,740	1,003,743	763,816
Vested and exercisable	2,575,692	1,377,903	298,883	2,575,692
Weighted Average grant date fair value [Abstract]
Weighted average grant date fair value, non-vested at beginning of period | SFr	SFr 3.12	SFr 1.97	SFr 3.06
Weighted average grant date fair value, forfeited during the period | SFr	3.16	3.26	2.05
Weighted average grant date fair value, exercised during the period | SFr	2.96	2.54	2.37
Weighted average grant date fair value, cancelled during the period | SFr	2.04
Weighted average grant date fair value, granted during the period | SFr	2.34	4.04	1.89
Weighted average grant date fair value, vested during the period | SFr	2.55	3.05	2.46
Weighted average grant date fair value, non-vested at end of period | SFr	2.62	3.12	1.97	SFr 2.62
Weighted average grant date fair value, vested and exercisable | SFr	SFr 2.91	SFr 3.25	SFr 4.08	SFr 2.91
Restricted share awards | Directors
Share-based payment arrangement [Abstract]
Number of non-vested share awards granted (in shares)				431,875
Contractual life of options	10 years
Number of non-vested shares [Abstract]
Granted during the period				431,875
Restricted share awards | Executives
Share-based payment arrangement [Abstract]
Number of non-vested share awards granted (in shares)				2,189,707
Contractual life of options	10 years
Number of non-vested shares [Abstract]
Granted during the period				2,189,707
Restricted share awards | Employees
Share-based payment arrangement [Abstract]
Number of non-vested share awards granted (in shares)				1,571,569
Vesting conditions	3 years
Contractual life of options	10 years
Number of non-vested shares [Abstract]
Granted during the period				1,571,569
Restricted share awards, first vesting conditions | Directors
Share-based payment arrangement [Abstract]
Vesting conditions	1 year
Restricted share awards, first vesting conditions | Executives
Share-based payment arrangement [Abstract]
Vesting conditions	1 year
Restricted share awards, second vesting conditions | Directors
Share-based payment arrangement [Abstract]
Vesting conditions	3 years
Restricted share awards, second vesting conditions | Executives
Share-based payment arrangement [Abstract]
Vesting conditions	3 years